                      SUPPLEMENT DATED SEPTEMBER 1, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1998

                              HIGH YIELD PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                             ASIAN EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

               MORGAN STANLEY UNIVERSAL FUNDS, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 _____________

     The Prospectus is hereby amended and supplemented to reflect a change in the portfolio management of the Asian Equity Portfolio. Timothy Jensen and Ashutosh Sinha now share responsibility for managing the assets of the Asian Equity Portfolio with Vinod Sethi. Accordingly, the last paragraph under "PORTFOLIO MANAGERS." on page 25 is hereby deleted and replaced with the following:

     ASIAN EQUITY PORTFOLIO - Vinod Sethi, Timothy Jensen and Ashutosh Sinha. Vinod Sethi joined MSAM in 1989 and since then, has been actively involved in MSAM's emerging market group. Mr. Sethi is a Managing Director of Morgan Stanley and MSAM and is MSAM's Chief Investment Officer for the Asian region. He received his undergraduate degree in Chemical Engineering from I.I.T. (Bombay) and his M.B.A. from New York University School of Business. Timothy Jensen joined MSAM in 1998. He is a Principal of Morgan Stanley and MSAM and a member of MSAM's emerging markets group focusing primarily on the East Asian markets. Prior to joining MSAM, he was a Partner at Ardsley Partners, where he managed a portion of the emerging markets assets. Prior to that, he was a Vice President at Bankers Trust Company where he was responsible for a Latin American equity portfolio. He graduated from Harvard College with a B.A. in History and received an M.B.A. in Finance from UCLA. Ashutosh Sinha joined MSAM in 1995. He is a Vice President of Morgan Stanley and MSAM and a member of MSAM's emerging markets group focusing primarily on the East Asian and Middle Eastern markets. Prior to joining MSAM, he spent two years at SBI Funds Management Ltd., where he was an analyst for the India Magnum Fund. Previous to that, he worked for three years as a consultant for Citicorp Overseas Software Ltd. He graduated from I.I.T. (Kanpur) with a degree in Electrical Engineering and received an M.B.A. from the Indian Institute of Management, Calcutta. Mr. Sethi has had primary responsibility for managing the Asian Equity Portfolio since April 1998 and Mr. Jensen and Mr. Sinha have shared primary responsibility for managing the Asian Equity Portfolio since
     August 1, 1998.

                                 _____________



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SUPPLEMENT DATED SEPTEMBER 1, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1998

                             FIXED INCOME PORTFOLIO
                              HIGH YIELD PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                             ASIAN EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

               MORGAN STANLEY UNIVERSAL FUNDS, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 _____________

     The Prospectus is hereby amended and supplemented to reflect a change in the portfolio management of the Asian Equity Portfolio. Timothy Jensen and Ashutosh Sinha now share responsibility for managing the assets of the Asian Equity Portfolio with Vinod Sethi. Accordingly, the last paragraph under "PORTFOLIO MANAGERS." on page 30 is hereby deleted and replaced with the following:

     ASIAN EQUITY PORTFOLIO - Vinod Sethi, Timothy Jensen and Ashutosh Sinha. Vinod Sethi joined MSAM in 1989 and since then, has been actively involved in MSAM's emerging market group. Mr. Sethi is a Managing Director of Morgan Stanley and MSAM and is MSAM's Chief Investment Officer for the Asian region. He received his undergraduate degree in Chemical Engineering from I.I.T. (Bombay) and his M.B.A. from New York University School of Business. Timothy Jensen joined MSAM in 1998. He is a Principal of Morgan Stanley and MSAM and a member of MSAM's emerging markets group focusing primarily on the East Asian markets. Prior to joining MSAM, he was a Partner at Ardsley Partners, where he managed a portion of the emerging markets assets. Prior to that, he was a Vice President at Bankers Trust Company where he was responsible for a Latin American equity portfolio. He graduated from Harvard College with a B.A. in History and received an M.B.A. in Finance from UCLA. Ashutosh Sinha joined MSAM in 1995. He is a Vice President of Morgan Stanley and MSAM and a member of MSAM's emerging markets group focusing primarily on the East Asian and Middle Eastern markets. Prior to joining MSAM, he spent two years at SBI Funds Management Ltd., where he was an analyst for the India Magnum Fund. Previous to that, he worked for three years as a consultant for Citicorp Overseas Software Ltd. He graduated from I.I.T. (Kanpur) with a degree in Electrical Engineering and received an M.B.A. from the Indian Institute of Management, Calcutta. Mr. Sethi has had primary responsibility for managing the Asian Equity Portfolio since April 1998 and Mr. Jensen and Mr. Sinha have shared primary responsibility for managing the Asian Equity Portfolio since
     August 1, 1998.

                                 _____________

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                      SUPPLEMENT DATED SEPTEMBER 1, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1998

                           U.S. REAL ESTATE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                             ASIAN EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

               MORGAN STANLEY UNIVERSAL FUNDS, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                                 _____________

     The Prospectus is hereby amended and supplemented to reflect a change in the portfolio management of the Asian Equity Portfolio. Timothy Jensen and Ashutosh Sinha now share responsibility for managing the assets of the Asian Equity Portfolio with Vinod Sethi. Accordingly, the last paragraph under "PORTFOLIO MANAGERS." on page 23 is hereby deleted and replaced with the following:

     ASIAN EQUITY PORTFOLIO - Vinod Sethi, Timothy Jensen and Ashutosh Sinha. Vinod Sethi joined MSAM in 1989 and since then, has been actively involved in MSAM's emerging market group. Mr. Sethi is a Managing Director of Morgan Stanley and MSAM and is MSAM's Chief Investment Officer for the Asian region. He received his undergraduate degree in Chemical Engineering from I.I.T. (Bombay) and his M.B.A. from New York University School of Business. Timothy Jensen joined MSAM in 1998. He is a Principal of Morgan Stanley and MSAM and a member of MSAM's emerging markets group focusing primarily on the East Asian markets. Prior to joining MSAM, he was a Partner at Ardsley Partners, where he managed a portion of the emerging markets assets. Prior to that, he was a Vice President at Bankers Trust Company where he was responsible for a Latin American equity portfolio. He graduated from Harvard College with a B.A. in History and received an M.B.A. in Finance from UCLA. Ashutosh Sinha joined MSAM in 1995. He is a Vice President of Morgan Stanley and MSAM and a member of MSAM's emerging markets group focusing primarily on the East Asian and Middle Eastern markets. Prior to joining MSAM, he spent two years at SBI Funds Management Ltd., where he was an analyst for the India Magnum Fund. Previous to that, he worked for three years as a consultant for Citicorp Overseas Software Ltd. He graduated from I.I.T. (Kanpur) with a degree in Electrical Engineering and received an M.B.A. from the Indian Institute of Management, Calcutta. Mr. Sethi has had primary responsibility for managing the Asian Equity Portfolio since April 1998 and Mr. Jensen and Mr. Sinha have shared primary responsibility for managing the Asian Equity Portfolio since
     August 1, 1998.

                                 _____________


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE